Schedule of acquiree’s identifiable net assets the partial goodwill method (Details) (Parenthetical)	Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair value of identifiable net assets attributable to the parent percentage	67.04%
Fair value of identifiable net assets attributable to the non-controlling interest percentage	32.96%
Fair value of identifiable net assets percentage	100.00%